Derivative liabilities (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 14, 2023	Jul. 06, 2023	Apr. 27, 2023	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2022	Jun. 30, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share purchase									75,971,700
Number of shares issued	218,660	472,153	216,874			2,161,558
Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share purchase								6,462,898
Number of shares issued					8,603,800		35,751,969
Private Placement [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Secured convertible debentures										$ 14,671,000
Private Placement [Member] | Warrant [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Share purchase										14,671
Conversion, rate				75.00%